PROPERTY AND EQUIPMENT, NET (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT, NET

	June 30, 2021	December 31, 2020
	(Unaudited)
Housing and welfare	$4,312	$4,312
Furniture and office equipment	4,013	4,013
Computer and software	5,605	5,605
Production facilities	93,049	93,049
Drilling and production tools	1,499,535	1,499,535
Equipment	1,650	1,650
Total	1,608,164	1,608,164
Less: accumulated depreciation	(1,493,313)	(1,476,835)
Property and equipment, net	$114,851	$131,329

	As of December 31,
	2020	2019
Housing and welfare	$4,312	$4,312
Furniture and office equipment	4,013	4,013
Computer and software	5,605	5,605
Production facilities	93,049	93,049
Drilling and production tools	1,499,535	1,499,535
Equipment	1,650	1,650
Total	1,608,164	1,608,164
Less: accumulated depreciation	(1,476,835)	(1,432,727)
Property and equipment, net	$131,329	$234,580